COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Schedule of Reimbursement Liability
	December 31,
	2 0 1 7	2 0 1 6

Royalties to an ASIC designer	127	139
Reimbursement liability to Predecessor Entity's unit holders	312	382
	439	521

Schedule of Operating Leases
Operating lease obligations as of December 31, 2017:

Lease agreement for vehicles	37
Lease agreement for office facilities lease	14
51